Fair Value Measurements - Servicing Rights at Fair Value (Details) - Social Finance, Inc. - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Servicing Asset at Fair Value, Amount [Roll Forward]
Servicing rights, beginning balance	$ 149,597	$ 201,618	$ 201,618	$ 165,705
Recognition of servicing from transfers of financial assets	46,131	26,732	76,592	112,062
Derecognition of servicing via loan purchases		(221)	(13,858)	(208)
Change in valuation inputs or other assumptions	(12,109)	7,059	(17,459)	8,487
Realization of expected cash flows and other changes	(22,379)	(25,269)	(97,296)	(84,428)
Servicing rights, ending balance	161,240	209,919	149,597	201,618
Student loans
Servicing Asset at Fair Value, Amount [Roll Forward]
Servicing rights, beginning balance	100,637	138,582	138,582	122,075
Recognition of servicing from transfers of financial assets	33,589	17,885	45,637	63,971
Derecognition of servicing via loan purchases		(221)	(12,924)	(208)
Change in valuation inputs or other assumptions	(15,728)	4,581	(20,168)	233
Realization of expected cash flows and other changes	(12,160)	(13,037)	(50,490)	(47,489)
Servicing rights, ending balance	106,338	147,790	100,637	138,582
Home loans
Servicing Asset at Fair Value, Amount [Roll Forward]
Servicing rights, beginning balance	23,914	13,181	13,181	8,623
Recognition of servicing from transfers of financial assets	6,539	3,107	20,440	5,724
Derecognition of servicing via loan purchases		0	0	0
Change in valuation inputs or other assumptions	3,329	(957)	(5,056)	1,482
Realization of expected cash flows and other changes	(1,744)	(891)	(4,651)	(2,648)
Servicing rights, ending balance	32,038	14,440	23,914	13,181
Personal loans
Servicing Asset at Fair Value, Amount [Roll Forward]
Servicing rights, beginning balance	25,046	49,855	49,855	35,007
Recognition of servicing from transfers of financial assets	6,003	5,740	10,515	42,367
Derecognition of servicing via loan purchases		0	(934)	0
Change in valuation inputs or other assumptions	290	3,435	7,765	6,772
Realization of expected cash flows and other changes	(8,475)	(11,341)	(42,155)	(34,291)
Servicing rights, ending balance	$ 22,864	$ 47,689	$ 25,046	$ 49,855